Non-controlling interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Carrying amount of noncontrolling interests	€ (193)	€ (95)
Profit/(loss)	(46,852)	(21,378)	€ (20,855)
Centogene GmbH, Vienna
Non-controlling interests
Net assets/(liabilities)	(528)	(522)
Carrying amount of noncontrolling interests	(53)	(52)
Profit/(loss)	(6)	(1)
Profit/(loss) allocated to non-controlling interest	(1)	0
Dr. Bauer Laboratoriums GmbH
Non-controlling interests
Net assets/(liabilities)	245	148
Revenue	109,015	55,596
Profit/(loss)	98	122
Profit/(loss) allocated to non-controlling interest	€ 98	€ 122
Centogene India Pvt. Ltd
Non-controlling interests
Additional percentage ownership in subsidiary acquired		49.00%
LPC GmbH
Non-controlling interests
Proportion of ownership in subsidiary disposed		51.00%
Carrying amount of noncontrolling interests		€ 268
Profit/(loss) allocated to non-controlling interest		€ (101)